THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (71.59%)
COMMUNICATIONS (0.32%)
Media (0.32%)
Take-Two Interactive Software, Inc. (a)	10,307	$1,167,061

TOTAL COMMUNICATIONS		1,167,061

CONSUMER DISCRETIONARY (11.92%)
Consumer Discretionary Products (6.76%)
Gentex Corp.	364,993	10,770,943
Gentherm, Inc. (a)	44,592	3,318,983
LGI Homes, Inc. (a)	36,608	4,167,821
Under Armour, Inc. , Class A(a)	481,185	5,961,882
		24,219,629

Consumer Discretionary Services (2.01%)
Royal Caribbean Cruises, Ltd. (a)	66,379	4,310,652
Strategic Education, Inc.	30,941	2,888,342
		7,198,994

Retail & Whsle - Discretionary (3.15%)
Floor & Decor Holdings, Inc. , Class A(a)	32,084	2,912,265
Nordstrom, Inc.	79,499	1,553,410
Sleep Number Corp. (a)	97,775	3,361,505
Stitch Fix, Inc. , Class A(a)	61,797	321,962
TJX Cos., Inc.	38,422	3,145,225
		11,294,367

TOTAL CONSUMER DISCRETIONARY		42,712,990

ENERGY (5.13%)
Oil & Gas (5.13%)
Core Laboratories NV	32,086	821,402
Coterra Energy, Inc.	369,898	9,258,547
Southwestern Energy Co. (a)	1,502,120	8,291,702
		18,371,651

TOTAL ENERGY		18,371,651

HEALTH CARE (4.86%)
Health Care (4.86%)
Align Technology, Inc. (a)	31,106	8,390,221
Intuitive Surgical, Inc. (a)	27,198	6,682,277
Myriad Genetics, Inc. (a)	118,983	2,346,345
		17,418,843

TOTAL HEALTH CARE		17,418,843

INDUSTRIALS (11.80%)
Industrial Products (7.43%)
Cognex Corp.	184,842	10,118,251
Generac Holdings, Inc. (a)	14,409	1,737,725
Graco, Inc.	43,627	2,980,597
Proto Labs, Inc. (a)	114,895	3,515,787
Snap-on, Inc.	33,220	8,262,811
		26,615,171

	Shares	Value (Note 2)
INDUSTRIALS (continued)
Industrial Services (4.37%)
Alarm.com Holdings, Inc. (a)	130,959	$7,019,402
Landstar System, Inc.	38,408	6,638,055
MSC Industrial Direct Co., Inc. , Class A	24,416	2,019,203
		15,676,660

TOTAL INDUSTRIALS		42,291,831

TECHNOLOGY (37.56%)
Software & Tech Services (8.10%)
Akamai Technologies, Inc. (a)	120,915	10,755,389
Autodesk, Inc. (a)	36,898	7,938,974
Intuit, Inc.	19,045	8,049,750
Paychex, Inc.	19,835	2,298,083
		29,042,196

Tech Hardware & Semiconductors (29.46%)
Arista Networks, Inc. (a)	60,429	7,615,263
Dolby Laboratories, Inc. , Class A	112,722	8,968,162
Garmin, Ltd.	87,849	8,686,509
InterDigital, Inc.	44,825	3,135,509
IPG Photonics Corp. (a)	37,541	4,208,346
Microchip Technology, Inc.	165,404	12,838,658
Plexus Corp. (a)	138,441	13,288,952
Power Integrations, Inc.	155,027	13,346,274
Pure Storage, Inc. , Class A(a)	272,373	7,882,475
Semtech Corp. (a)	45,212	1,493,352
Super Micro Computer, Inc. (a)	255,675	18,492,973
Viasat, Inc. (a)	162,490	5,597,781
		105,554,254

TOTAL TECHNOLOGY		134,596,450

TOTAL COMMON STOCKS
(Cost $204,314,284)		$256,558,826

	Principal Amount	Value (Note 2)
CORPORATE BONDS (23.60%)
COMMUNICATIONS (1.29%)
Cable & Satellite (0.33%)
Comcast Corp.
4.150% 10/15/2028	$1,181,000	$1,171,017

Entertainment Content (0.31%)
Paramount Global
7.875% 07/30/2030	1,012,000	1,116,956

Wireless Telecommunications Services (0.65%)
AT&T, Inc.
4.350% 03/01/2029	1,166,000	1,146,884
Verizon Communications, Inc.
4.329% 09/21/2028	1,191,000	1,175,486
		2,322,370

TOTAL COMMUNICATIONS		4,610,343

CONSUMER DISCRETIONARY (2.50%)
Airlines (0.32%)
Southwest Airlines Co.
3.450% 11/16/2027	1,240,000	1,167,632

	Principal Amount	Value (Note 2)
CONSUMER DISCRETIONARY (continued)
Automobiles Manufacturing (0.30%)
General Motors Co.
5.400% 10/15/2029	$1,100,000	$1,093,446

Consumer Services (0.32%)
Cintas Corp. No 2
3.700% 04/01/2027	1,181,000	1,152,346

Restaurants (0.64%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	977,000	1,116,240
Starbucks Corp.
4.000% 11/15/2028	1,190,000	1,163,084
		2,279,324

Retail - Consumer Discretionary (0.92%)
Advance Auto Parts, Inc.
1.750% 10/01/2027	1,255,000	1,089,617
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,059,965
Lowe's Cos., Inc.
3.650% 04/05/2029	1,201,000	1,137,531
		3,287,113

TOTAL CONSUMER DISCRETIONARY		8,979,861

CONSUMER STAPLES (0.93%)
Food & Beverage (0.63%)
Anheuser-Busch InBev Worldwide, Inc.
4.000% 04/13/2028	1,181,000	1,160,814
Tyson Foods, Inc.
3.900% 09/28/2023	1,090,000	1,082,421
		2,243,235

Mass Merchants (0.30%)
Costco Wholesale Corp.
1.600% 04/20/2030	1,280,000	1,085,827

TOTAL CONSUMER STAPLES		3,329,062

ENERGY (2.52%)
Exploration & Production (0.30%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,063,346

Integrated Oils (0.33%)
BP Capital Markets America, Inc.
4.234% 11/06/2028	1,184,000	1,180,237

Pipeline (1.58%)
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,082,764
Energy Transfer LP
5.250% 04/15/2029	1,188,000	1,200,236
Enterprise Products Operating LLC
3.125% 07/31/2029	1,231,000	1,125,189
MPLX LP
2.650% 08/15/2030	1,328,000	1,133,599
ONEOK, Inc.
6.875% 09/30/2028	1,059,000	1,108,994
		5,650,782

	Principal Amount	Value (Note 2)
ENERGY (continued)
Refining & Marketing (0.31%)
Phillips 66
2.150% 12/15/2030	$1,353,000	$1,129,457

TOTAL ENERGY		9,023,822

FINANCIALS (4.70%)
Banks (1.25%)
Regions Financial Corp.
1.800% 08/12/2028	1,360,000	1,185,469
Truist Financial Corp., Series MTN
3.875% 03/19/2029	1,171,000	1,109,187
US Bancorp, Series DMTN
3.000% 07/30/2029	1,232,000	1,123,062
Wachovia Corp.
7.574% 08/01/2026	992,000	1,078,828
		4,496,546

Commercial Finance (0.33%)
GATX Corp.
4.700% 04/01/2029	1,186,000	1,167,671

Consumer Finance (0.63%)
American Express Co.
3.300% 05/03/2027	1,172,000	1,116,586
Capital One Financial Corp.
4.200% 10/29/2025	1,150,000	1,125,948
		2,242,534

Diversified Banks (0.94%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,108,000	1,088,842
Citigroup, Inc.
4.125% 07/25/2028	1,230,000	1,180,688
JPMorgan Chase & Co.
4.125% 12/15/2026	1,097,000	1,086,593
		3,356,123

Financial Services (0.61%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,036,305
Northern Trust Corp.
3M US L + 1.131% 05/08/2032 (b)	1,239,000	1,148,870
		2,185,175

Life Insurance (0.31%)
Principal Financial Group, Inc.
3.100% 11/15/2026	1,197,000	1,131,240

Real Estate (0.63%)
Simon Property Group LP
2.450% 09/13/2029	1,291,000	1,121,371
Welltower OP LLC
4.125% 03/15/2029	1,199,000	1,131,847
		2,253,218

TOTAL FINANCIALS		16,832,507

HEALTH CARE (1.56%)
Health Care Facilities & Services (0.31%)
CVS Health Corp.
3.250% 08/15/2029	1,217,000	1,117,648

	Principal Amount	Value (Note 2)
HEALTH CARE (continued)
Managed Care (0.33%)
Elevance Health, Inc.
3.650% 12/01/2027	$1,205,000	$1,163,135

Pharmaceuticals (0.92%)
AbbVie, Inc.
4.250% 11/14/2028	1,131,000	1,121,581
Astrazeneca Finance LLC
1.750% 05/28/2028	1,228,000	1,081,063
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,093,753
		3,296,397

TOTAL HEALTH CARE		5,577,180

INDUSTRIALS (2.66%)
Aerospace & Defense (0.61%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,077,864
Raytheon Technologies Corp.
7.500% 09/15/2029	967,000	1,123,662
		2,201,526

Engineering & Construction (0.20%)
Fluor Corp.
4.250% 09/15/2028	747,000	697,593

Railroad (0.63%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	1,997
CSX Corp.
3.400% 08/01/2024	1,120,000	1,098,448
Union Pacific Corp.
3.950% 09/10/2028	1,184,000	1,166,665
		2,267,110

Transportation & Logistics (0.62%)
FedEx Corp.
2.400% 05/15/2031	1,318,000	1,114,354
United Parcel Service, Inc.
6.200% 01/15/2038	945,000	1,099,964
		2,214,318

Waste & Environment Services & Equipment (0.60%)
Republic Services, Inc.
3.375% 11/15/2027	1,135,000	1,083,363
Waste Management, Inc.
7.000% 07/15/2028	950,000	1,060,698
		2,144,061

TOTAL INDUSTRIALS		9,524,608

MATERIALS (0.31%)
Chemicals (0.31%)
Dow Chemical Co.
7.375% 11/01/2029	970,000	1,112,120
DuPont de Nemours, Inc.
4.725% 11/15/2028	14,000	14,220

TOTAL MATERIALS		1,126,340

	Principal Amount	Value (Note 2)
TECHNOLOGY (0.30%)
Hardware (0.30%)
Hewlett Packard Enterprise Co.
4.450% 10/02/2023	$1,090,000	$1,085,929

TOTAL TECHNOLOGY		1,085,929

UTILITIES (6.83%)
Utilities (6.83%)
Ameren Corp.
1.750% 03/15/2028	1,253,000	1,093,788
American Electric Power Co., Inc., Series J
4.300% 12/01/2028	1,100,000	1,076,759
Arizona Public Service Co.
2.600% 08/15/2029	1,286,000	1,110,742
Black Hills Corp.
3.150% 01/15/2027	1,177,000	1,109,853
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,197,000	1,153,195
CMS Energy Corp.
3.450% 08/15/2027	1,122,000	1,061,833
Commonwealth Edison Co., Series 122
2.950% 08/15/2027	1,200,000	1,136,945
DTE Energy Co.
2.950% 03/01/2030	1,336,000	1,177,934
Duke Energy Corp.
3.400% 06/15/2029	1,269,000	1,174,642
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	936,000	837,016
ITC Holdings Corp.
4.050% 07/01/2023	1,109,000	1,101,921
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	1,160,000	1,105,649
NextEra Energy Capital Holdings, Inc.
3.500% 04/01/2029	1,204,000	1,122,049
NiSource, Inc.
2.950% 09/01/2029	1,322,000	1,185,720
Oncor Electric Delivery Co. LLC
3.700% 11/15/2028	1,174,000	1,136,446
PacifiCorp
5.250% 06/15/2035	1,095,000	1,138,136
Public Service Electric and Gas Co.
3.200% 05/15/2029	1,249,000	1,166,279
Puget Energy, Inc.
4.100% 06/15/2030	1,267,000	1,170,808
Southern Co., Series 21-B
1.750% 03/15/2028	1,255,000	1,085,878
Tampa Electric Co.
3.875% 07/12/2024	1,120,000	1,099,927
WEC Energy Group, Inc.
1.375% 10/15/2027	1,259,000	1,098,866
Wisconsin Power and Light Co.
3.050% 10/15/2027	1,200,000	1,130,663
		24,475,049

TOTAL UTILITIES		24,475,049

TOTAL CORPORATE BONDS
(Cost $90,765,459)		$84,564,701

FOREIGN CORPORATE BONDS (1.23%)
ENERGY (0.93%)
Exploration & Production (0.30%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	1,116,000	1,078,519

	Principal Amount	Value (Note 2)
ENERGY (continued)
Pipeline (0.63%)
Enbridge, Inc.
3.700% 07/15/2027	$1,205,000	$1,158,063
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	940,000	1,101,726
		2,259,789

TOTAL ENERGY		3,338,308

FINANCIALS (0.30%)
Diversified Banks (0.30%)
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,081,000	1,074,811

TOTAL FINANCIALS		1,074,811

TOTAL FOREIGN CORPORATE BONDS
(Cost $4,828,925)		$4,413,119

GOVERNMENT & AGENCY OBLIGATIONS (3.19%)
U.S. Treasury Bonds
2.500% 08/15/2023	460,000	454,406
2.875% 08/15/2028	5,000,000	4,813,379
U.S. Treasury Notes
0.375% 10/31/2023	1,070,000	1,035,680
1.500% 03/31/2023	3,900,000	3,880,515
2.750% 08/31/2023	240,000	237,241
3.875% 01/15/2026	1,000,000	1,000,000

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $11,415,836)		$11,421,221

TOTAL INVESTMENTS (99.61%)
(Cost $311,324,504)		$356,957,867

Other Assets In Excess Of Liabilities (0.39%)		1,394,151

NET ASSETS (100.00%)		$358,352,018

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described below. The rate in effect as of January 31, 2023 is based on the reference rate plus the displayed spread as of the securities last reset date.

Common Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2023:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$256,558,826	$–	$–	$256,558,826
Corporate Bonds(a)	–	84,564,701	–	84,564,701
Foreign Corporate Bonds(a)	–	4,413,119	–	4,413,119
Government & Agency Obligations	–	11,421,221	–	11,421,221
TOTAL	$256,558,826	$100,399,041	$–	$356,957,867

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended January 31, 2023, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.